5. Inventories, net (Sept 2019 Note)	9 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
Inventories, net

Note 4 – Inventories, net

At September 30, 2019 and December 31, 2018, inventories consisted of the following:

	September 30, 2019	December 31, 2018
Parts	$42,896	$44,974
Finished goods	108,348	78,314
Total	151,244	123,288
Less inventories reserve	(68,566)	(53,501)
Inventories, net	$82,678	$69,787